Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Amounts due to third parties for reimbursable expenses	$ 138,200	$ 142,600
Change in unbilled receivables	(5,915)
Change in unearned revenue (payments on account)	(293,895)
Change in advance payments netted against unbilled contracts receivable	287,980
Bad debt expense	$ 2,900	$ 400